Amplify High Income ETF
Schedule of Investments
January 31, 2022 (Unaudited)

Description	Shares	Value

INVESTMENT COMPANIES - 99.1%
Equity - 8.9%
Aberdeen Total Dynamic Dividend Fund	1,189,653	$11,825,151
Cohen & Steers REIT and Preferred and Income Fund, Inc.	217,018	5,701,063
John Hancock Tax-Advantaged Dividend Income Fund	261,887	6,439,802
Liberty All-Star Equity Fund	1,631,096	12,575,750
		36,541,766
Fixed Income - 90.2%
Aberdeen Asia-Pacific Income Fund, Inc.	3,015,632	11,097,526
AllianceBernstein Global High Income Fund, Inc. (a)	1,001,817	11,370,623
Blackrock Capital Allocation Trust	94,297	1,728,464
BlackRock Corporate High Yield Fund, Inc.	896,573	10,014,720
BlackRock Credit Allocation Income Trust	293,117	4,003,978
Blackstone Strategic Credit Fund (a)	649,190	8,725,114
Calamos Global Dynamic Income Fund (a)	510,331	4,771,595
Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	405,177	9,436,572
DoubleLine Income Solutions Fund	756,547	11,847,526
DoubleLine Yield Opportunities Fund	658,234	11,854,794
Eaton Vance Limited Duration Income Fund	402,746	4,949,748
First Trust High Income Long/Short Fund	224,921	3,229,866
First Trust High Yield Opportunities 2027 Term Fund (a)	382,770	7,379,806
First Trust Intermediate Duration Preferred & Income Fund (a)	233,057	5,455,864
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	152,165	3,116,339
Highland Income Fund	941,017	10,558,211
Invesco Senior Income Trust	2,117,991	9,361,520
MainStay CBRE Global Infrastructure Megatrends Fund	657,900	13,131,684
Nuveen AMT-Free Quality Municipal Income Fund	253,984	3,581,174
Nuveen Core Plus Impact Fund	658,903	10,970,735
Nuveen Credit Strategies Income Fund	1,893,024	12,247,865
Nuveen Dynamic Municipal Opportunities Fund	149,182	2,258,615
Nuveen Floating Rate Income Fund	1,113,932	11,506,918
Nuveen Multi-Asset Income Fund	666,010	11,841,658
Nuveen Preferred & Income Opportunities Fund	936,227	8,603,926
Nuveen Preferred & Income Securities Fund	1,289,123	11,963,061
Nuveen Quality Municipal Income Fund	170,476	2,504,292
Oxford Lane Capital Corp. (a)	1,614,327	13,366,628
PGIM Global High Yield Fund, Inc.	803,421	11,585,331
PGIM High Yield Bond Fund, Inc. (a)	767,745	11,884,693
PIMCO Corporate & Income Opportunity Fund (a)	497,598	7,852,096
Pimco Dynamic Income Fund	493,926	12,407,421
PIMCO Dynamic Income Opportunities Fund	446,706	8,228,325
PIMCO High Income Fund	1,435,962	8,630,132
PIMCO Income Strategy Fund II	815,514	7,404,867
Templeton Global Income Fund	2,388,069	12,203,033
Thornburg Income Builder Opportunities Trust	650,311	12,050,263
Virtus AllianzGI Convertible & Income Fund	2,164,811	11,495,146
Wells Fargo Income Opportunities Fund	1,437,607	11,831,506
Western Asset Diversified Income Fund	659,573	11,852,527
Western Asset Emerging Markets Debt Fund, Inc.	941,700	11,168,562
		369,472,724
Total Investment Companies (Cost $419,809,452)		406,014,490

MONEY MARKET FUNDS - 0.5%
Invesco Government & Agency Portfolio - Institutional Class - 0.03% (b)	2,213,241	2,213,241
Total Money Market Funds (Cost $2,213,241)		2,213,241

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
First American Government Obligations Fund - Class X - 0.03% (b)	334,449	334,449
Total Investments Purchased with Proceeds from Securities Lending (Cost $334,449)		334,449
Total Investments - 99.7%
(Cost $422,357,142)		$408,562,180

Percentages are based on Net Assets of $409,796,097.
(a)	All or a portion of this security is out on loan as of January 31, 2022. Total value of securities out on loan is $328,147 or 0.1% of net assets.
(b)	Seven-day yield as of January 31, 2022.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2022, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2022:

Category
Investments in Securities
Assets
Level 1
Investment Companies	$406,014,490
Money Market Funds	2,213,241
Investments Purchased with Proceeds from Securities Lending	334,449
Total Level 1	408,562,180
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$408,562,180

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2022, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2022, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.